Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Global Allocation Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic Motif Technological Innovations Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Global Atlantic Wilshire Dynamic Conservative Allocation Portfolio

Global Atlantic Wilshire Dynamic Growth Allocation Portfolio

Class II Shares

and

Global Atlantic BlackRock Allocation Portfolio

Global Atlantic BlackRock Disciplined Core Portfolio

Global Atlantic BlackRock Disciplined Growth Portfolio

Global Atlantic BlackRock Disciplined International Core Portfolio

Global Atlantic BlackRock Disciplined Mid Cap Growth Portfolio

Global Atlantic BlackRock Disciplined Small Cap Portfolio

Global Atlantic BlackRock Disciplined U.S. Core Portfolio

Global Atlantic BlackRock Disciplined Value Portfolio

Global Atlantic BlackRock High Yield Portfolio

Global Atlantic Goldman Sachs Core Fixed Income Portfolio

Global Atlantic Goldman Sachs Global Equity Insights Portfolio

Global Atlantic Goldman Sachs Large Cap Growth Insights Portfolio

Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio

Class I, II and III Shares

(each a “Portfolio”)

and

(each a series of Forethought Variable Insurance Trust)

Supplement dated September 11, 2018 to the

Statements of Additional Information dated

April 27, 2018

Mary Cavanaugh recently retired as Chief Compliance Officer (“CCO”) of Forethought Variable Insurance Trust (the “Trust”). Kathleen Redgate recently resigned as an Interested Trustee of the Trust. At a meeting of the Board of Forethought Variable Insurance Trust (the “Board”) held on May 17, 2018, the Board unanimously approved David Capalbo to serve as the CCO of the Trust, effective immediately. At a meeting of the Board held on July 31, 2018, the Board unanimously approved April Galda to serve as an Interested

Trustee of the Trust, effective immediately. Accordingly, the above referenced Statements of Additional Information (each, an “SAI”) are revised as follows:

1.  In the “Trustee Qualifications—Interested Trustees” sub-section of the “MANAGEMENT” section of the SAI, the biographical disclosure related to Kathleen Redgate is deleted in its entirety and replaced with the following:

April Galda: Ms. Galda serves as Managing Director, Head of Enterprise Operations of Global Atlantic Financial Company and Senior Vice President of Global Atlantic Financial Group Limited. She has significant business and operations experience in the financial services industry.

2.  In the “Interested Trustees and Officers of the Trust” sub-section of the “MANAGEMENT” section of the SAI, the entries in the table related to Kathleen Redgate are deleted in their entirety and replaced with the following:

April Galda Year of Birth 1978(3)	Trustee since 2018

Managing Director—Head of Enterprise Operations of Global Atlantic Financial Company (since 2018); Managing Director of Commonwealth Annuity and Life Insurance Company, Forethought Life Insurance Company, Forethought National Life Insurance Company, Accordia Life and Annuity Company and First Allmerica Financial Life Insurance Company (since 2018); Senior Vice President of Global Atlantic Financial Group Limited and Global Atlantic Financial Life Limited (since 2017); Senior Vice President of Commonwealth Re Midco Limited (April 2013-Feb. 2015 and since Oct. 2015); Co-Chief Executive Officer of Global Atlantic Re Limited (2015-2018); Managing Director of Global Atlantic Financial Company (May 2013-Feb. 2015 and Nov. 2015-Jan. 2016); Senior Vice President of Global Atlantic Re Limited (2014-2015); Chief Operating Officer of Ariel Re (2012-2015).

		26	None

3.  In footnote three to the table included in the “Interested Trustees and Officers of the Trust” sub-section of the “MANAGEMENT” section of the SAI, the disclosure related to Kathleen Redgate is deleted in its entirety and replaced with the following:

Ms. Galda is an interested person of the Trust because she is a Managing Director of Global Atlantic Financial Company.

4.  All other references to Kathleen Redgate in the SAI are deleted in their entirety and replaced with references to April Galda.

5.  In the “Interested Trustees and Officers of the Trust” sub-section of the “MANAGEMENT” section of the SAI, the entries in the table related to Mary Cavanaugh are deleted in their entirety and replaced with the following:

David Capalbo Year of Birth: 1968	Chief Compliance Officer since 2018

Chief Compliance Officer of Forethought Variable Insurance Trust (since 2018); Chief Compliance Officer of Global Atlantic Investment Advisors LLC (since 2018); Assistant Vice President and Senior Compliance Officer of Global Atlantic Financial Group (since 2016); and Senior Director of Asset Management Compliance of Columbia Threadneedle Investments (2006 — 2016).

		N/A	N/A

This Supplement should be retained with your Statement of Information for future reference.

FVIT-1017_091118